Delaware VIP® Trust — Delaware VIP Diversified Income Series
Schedule of investments
March 31, 2020 (Unaudited)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Asset-Backed			Agency Collateralized Mortgage
Security - 0.00%			Obligations (continued)
Fannie Mae REMIC Trust			Freddie Mac Structured Agency Credit
Series 2002-W11 AV1 1.967%			Risk Debt Notes
(LIBOR01M + 0.34%, Floor 0.17%)			Series 2017-DNA1 M2 4.197%
11/25/32 •	632	$619	(LIBOR01M + 3.25%, Floor 3.25%)
Total Agency Asset-Backed Security			7/25/29 •	2,250,000	$1,979,997
(cost $632)		619	Series 2017-DNA3 M2 3.447%
			(LIBOR01M + 2.50%) 3/25/30 •	6,530,000	5,621,295
Agency Collateralized Mortgage			Series 2017-HQA2 M2AS 1.997%
Obligations - 1.74%			(LIBOR01M + 1.05%) 12/25/29 •	700,000	632,546
Fannie Mae Connecticut Avenue			Series 2018-HQA1 M2 3.247%
Securities			(LIBOR01M + 2.30%) 9/25/30 •	1,986,175	1,672,756
Series 2016-C06 1M1 2.247%			Freddie Mac Structured Agency Credit
(LIBOR01M + 1.30%) 4/25/29 •	2,159,100	2,138,635	Risk REMIC Trust
Series 2017-C04 2M2 3.797%			Series 2018-HQA2 M1 144A 1.697%
(LIBOR01M + 2.85%) 11/25/29 •	990,000	863,950	(LIBOR01M + 0.75%) 10/25/48 #•	2,990,351	2,906,084
Series 2018-C01 1M2 3.197%			Series 2019-DNA4 M2 144A 2.897%
(LIBOR01M + 2.25%, Floor 2.25%)			(LIBOR01M + 1.95%) 10/25/49 #•	3,500,000	2,627,174
7/25/30 •	2,500,000	2,158,787	Series 2019-HQA4 M2 144A 2.997%
Series 2018-C02 2M2 3.147%			(LIBOR01M + 2.05%) 11/25/49 #•	4,000,000	2,955,069
(LIBOR01M + 2.20%, Floor 2.20%)			Series 2020-DNA2 M1 144A 1.697%
8/25/30 •	1,379,008	1,139,293	(LIBOR01M + 0.75%, Floor 0.75%)
Series 2018-C03 1M2 3.097%			2/25/50 #•	325,000	309,501
(LIBOR01M + 2.15%, Floor 2.15%)			Series 2020-DNA2 M2 144A 2.797%
10/25/30 •	1,750,000	1,454,434	(LIBOR01M + 1.85%, Floor 1.85%)
Series 2018-C05 1M2 3.297%			2/25/50 #•	1,700,000	1,079,843
(LIBOR01M + 2.35%, Floor 2.35%)			Series 2020-HQA2 M1 144A 1.911%
1/25/31 •	1,295,000	1,087,545	(LIBOR01M + 1.10%) 3/25/50 #•	4,000,000	3,861,292
Fannie Mae Grantor Trust			Freddie Mac Structured Pass Through
Series 1999-T2 A1 7.50% 1/19/39 •	243	267	Certificates
Series 2004-T1 1A2 6.50% 1/25/44	3,324	3,913	Series T-54 2A 6.50% 2/25/43 ◆	8,626	10,502
Fannie Mae REMIC Trust			Series T-58 2A 6.50% 9/25/43 ◆	2,897	3,352
Series 2002-W6 2A1 7.00% 6/25/42 • .	11,082	12,650	GNMA
Series 2004-W11 1A2 6.50% 5/25/44 .	18,210	21,528	Series 2013-113 LY 3.00% 5/20/43	378,000	410,915
Fannie Mae REMICs			Series 2017-34 DY 3.50% 3/20/47	2,067,000	2,339,916
Series 2010-116 Z 4.00% 10/25/40	23,059	25,408	Series 2017-56 JZ 3.00% 4/20/47	770,474	843,335
Series 2013-44 Z 3.00% 5/25/43	93,538	92,705	Series 2017-107 QZ 3.00% 8/20/45	581,667	624,453
Series 2017-40 GZ 3.50% 5/25/47	894,707	1,004,936	Series 2017-130 YJ 2.50% 8/20/47	665,000	722,536
Series 2017-77 HZ 3.50% 10/25/47	1,279,007	1,426,636	Series 2018-34 TY 3.50% 3/20/48	476,000	517,815
Series 2017-94 CZ 3.50% 11/25/47	801,951	898,859	Total Agency Collateralized Mortgage
Freddie Mac REMICs			Obligations (cost $45,829,894)		42,784,592
Series 4676 KZ 2.50% 7/15/45	871,203	908,036
Freddie Mac Structured Agency Credit			Agency Commercial Mortgage-Backed
Risk Debt Notes			Securities - 0.93%
Series 2015-DNA3 M2 3.797%			Freddie Mac Multifamily Structured Pass
(LIBOR01M + 2.85%) 4/25/28 •	284,458	278,334	Through Certificates
Series 2016-DNA4 M2 2.247%			Series X3FX A2FX 3.00% 6/25/27 ◆	2,545,000	2,821,976
(LIBOR01M + 1.30%, Floor 1.30%)			FREMF Mortgage Trust
3/25/29 •	152,446	150,295	Series 2010-K8 B 144A
			5.298% 9/25/43 #•	2,040,000	2,034,851

NQ-VIP-866 [3/20] 5/20 (1179353)				Diversified Income Series-1

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Agency Commercial Mortgage-Backed			Agency Mortgage-Backed
Securities (continued)			Securities (continued)
FREMF Mortgage Trust			Fannie Mae S. F. 30 yr
Series 2011-K15 B 144A			4.00% 4/1/47	2,371,554$	2,576,162
4.961% 8/25/44 #•	195,000$	194,527	4.00% 4/1/48	18,405,244	19,739,050
Series 2012-K18 B 144A			4.00% 9/1/48	2,009,989	2,158,754
4.249% 1/25/45 #•	2,000,000	1,973,675	4.00% 10/1/48	10,410,111	11,324,420
Series 2012-K22 B 144A			4.00% 4/1/49	21,386,170	22,811,550
3.687% 8/25/45 #•	1,730,000	1,713,305	4.50% 6/1/40	758,991	830,710
Series 2013-K25 C 144A			4.50% 7/1/40	701,295	773,769
3.619% 11/25/45 #•	1,500,000	1,460,613	4.50% 2/1/41	2,574,464	2,821,049
Series 2013-K28 B 144A			4.50% 8/1/41	1,701,230	1,885,487
3.49% 6/25/46 #•	2,400,000	2,357,923	4.50% 5/1/46	956,001	1,046,737
Series 2013-K713 B 144A			4.50% 4/1/48	778,773	852,686
			4.50% 12/1/48	688,308	740,320
3.492% 4/25/46 #•	111,679	111,413	4.50% 1/1/49	17,621,055	19,195,571
Series 2013-K713 C 144A			4.50% 11/1/49	7,192,450	7,733,684
3.492% 4/25/46 #•	2,275,000	2,269,518	4.50% 1/1/50	4,839,265	5,228,498
Series 2014-K37 B 144A			5.00% 6/1/44	1,765,984	1,981,135
4.56% 1/25/47 #•	1,500,000	1,508,927	5.00% 7/1/47	1,110,411	1,233,470
Series 2014-K717 B 144A			5.00% 7/1/49	5,615,344	6,117,364
3.63% 11/25/47 #•	3,205,000	3,182,772	5.50% 5/1/44	18,268,112	20,682,719
Series 2014-K717 C 144A			6.00% 6/1/41	3,858,809	4,441,429
3.63% 11/25/47 #•	1,055,000	1,049,960	6.00% 7/1/41	19,818,328	22,805,857
Series 2016-K53 B 144A			6.00% 1/1/42	3,289,790	3,784,054
4.02% 3/25/49 #•	530,000	516,513	Fannie Mae S. F. 30 yr TBA
Series 2016-K722 B 144A			4.00% 4/1/50	15,757,000	16,823,952
3.843% 7/25/49 #•	580,000	573,759	Freddie Mac S. F. 30 yr
Series 2017-K71 B 144A			3.00% 12/1/48	29,462,801	31,100,137
3.753% 11/25/50 #•	1,175,000	1,104,649	3.00% 11/1/49	15,353,250	16,099,745
Total Agency Commercial			3.00% 12/1/49	4,411,137	4,627,012
Mortgage-Backed Securities			3.00% 1/1/50	3,341,921	3,513,681
(cost $23,079,775)		22,874,381	3.50% 11/1/48	6,351,067	6,813,348
			3.50% 10/1/49	8,401,530	8,874,342
Agency Mortgage-Backed			4.00% 7/1/47	1,206,296	1,293,593
Securities - 22.47%			4.00% 10/1/47	10,422,981	11,224,339
Fannie Mae S. F. 30 yr			4.00% 10/1/48	274,752	293,063
3.00% 10/1/46	13,977,772	14,757,201	4.50% 7/1/45	5,555,721	6,086,779
3.00% 4/1/47	1,788,868	1,887,800	4.50% 3/1/49	4,246,197	4,598,059
3.00% 4/1/48	1,887,021	1,978,917	4.50% 4/1/49	5,064,194	5,469,787
3.00% 11/1/48	11,850,314	12,440,012	4.50% 8/1/49	8,341,087	9,133,929
3.00% 10/1/49	12,063,344	12,649,882	5.00% 12/1/44	2,507,718	2,779,912
3.00% 11/1/49	19,233,778	20,163,585	5.50% 6/1/41	3,381,872	3,833,951
3.00% 12/1/49	20,341,761	21,406,034	5.50% 9/1/41	6,139,136	6,960,717
3.00% 1/1/50	28,360,058	29,722,092	GNMA I S.F. 30 yr
3.50% 2/1/48	5,752,795	6,145,048	3.00% 3/15/50	3,146,000	3,354,667
3.50% 3/1/48	10,043,483	10,647,374	GNMA II S. F. 30 yr
3.50% 7/1/48	19,253,521	20,339,618	5.50% 5/20/37	216,445	245,047
3.50% 11/1/48	8,223,791	8,705,651	Total Agency Mortgage-Backed
3.50% 6/1/49	33,233,558	35,131,656	Securities (cost $536,163,418)		553,087,429
3.50% 11/1/49	21,771,821	23,000,816
3.50% 1/1/50	12,899,276	13,642,714
3.50% 2/1/50	10,480,781	11,075,767
3.50% 3/1/50	5,160,564	5,502,727

NQ-VIP-866 [3/20] 5/20 (1179353)				Diversified Income Series-2

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Collateralized Debt			Corporate Bonds (continued)
Obligations - 1.87%			Banking (continued)
Apex Credit CLO			Banco Internacional del Peru 144A
Series 2017-1A A1 144A 3.271%			3.375% 1/18/23 #	825,000	$786,840
(LIBOR03M + 1.47%, Floor 1.47%)			Banco Mercantil del Norte 144A 6.75%
4/24/29 #•	3,405,000	$3,244,086	#µy	700,000	537,617
Series 2018-1A A2 144A 2.824%			Banco Santander Mexico 144A 5.95%
(LIBOR03M + 1.03%) 4/25/31 #•	6,200,000	5,677,173	10/1/28 #µ	860,000	801,053
Atlas Senior Loan Fund X			Bancolombia
Series 2018-10A A 144A 2.921%			3.00% 1/29/25	1,215,000	1,093,208
(LIBOR03M + 1.09%) 1/15/31 #•	3,400,000	3,190,244	4.625% 12/18/29 µ	1,185,000	1,045,762
CFIP CLO			Bangkok Bank 144A 3.733%
Series 2017-1A A 144A 3.039%			9/25/34 #µ	1,255,000	1,121,623
(LIBOR03M + 1.22%) 1/18/30 #•	6,300,000	6,002,961	Bank Leumi Le-Israel 144A 3.275%
Galaxy XXI CLO			1/29/31 #µ	1,035,000	947,025
Series 2015-21A AR 144A 2.839%			Bank of America
(LIBOR03M + 1.02%) 4/20/31 #•	3,000,000	2,796,690	2.496% 2/13/31 µ	8,530,000	8,215,766
KKR Financial CLO			3.458% 3/15/25 µ	8,325,000	8,598,768
			4.083% 3/20/51 µ	2,025,000	2,304,959
Series 2013-1A A1R 144A 3.121%			Bank of China 144A 5.00% 11/13/24 #	1,120,000	1,187,074
(LIBOR03M + 1.29%) 4/15/29 #•	3,000,000	2,847,864	Bank of Georgia 144A 6.00% 7/26/23 # .	1,360,000	1,415,019
Man GLG US CLO			BBVA Bancomer
Series 2018-1A A1R 144A 2.959%			144A 5.125% 1/18/33 #µ	1,104,000	922,475
(LIBOR03M + 1.14%) 4/22/30 #•	8,200,000	7,602,228	144A 6.75% 9/30/22 #	610,000	608,682
Mariner CLO 5			BBVA USA
Series 2018-5A A 144A 2.904%			2.875% 6/29/22	3,505,000	3,420,980
(LIBOR03M + 1.11%, Floor 1.11%)			3.875% 4/10/25	2,530,000	2,399,468
4/25/31 #•	4,600,000	4,314,087	Credit Suisse Group
Midocean Credit CLO IX			144A 2.593% 9/11/25 #µ	5,300,000	5,044,382
Series 2018-9A A1 144A 2.969%			144A 4.194% 4/1/31 #µ	3,035,000	3,115,339
(LIBOR03M + 1.15%, Floor 1.15%)			144A 6.25%#µy	8,870,000	8,236,753
7/20/31 #•	3,000,000	2,775,483	144A 7.25%#µy	2,585,000	2,347,684
Midocean Credit CLO VIII			DBS Group Holdings 144A 4.52%
Series 2018-8A A1 144A 2.845%			12/11/28 #µ	1,175,000	1,223,069
(LIBOR03M + 1.15%) 2/20/31 #•	3,000,000	2,792,928	Development Bank of Mongolia 144A
Saranac CLO VII			7.25% 10/23/23 #	1,310,000	1,133,104
Series 2014-2A A1AR 144A 2.925%			Fifth Third Bancorp
			3.65% 1/25/24	820,000	854,352
(LIBOR03M + 1.23%) 11/20/29 #•	3,000,000	2,851,392	3.95% 3/14/28	6,190,000	6,523,091
Steele Creek CLO			Goldman Sachs Group
Series 2017-1A A 144A 3.081%			2.60% 2/7/30	1,915,000	1,806,207
(LIBOR03M + 1.25%) 1/15/30 #•	2,000,000	1,866,262	3.50% 4/1/25	1,085,000	1,102,212
Total Collateralized Debt Obligations			6.00% 6/15/20	6,485,000	6,524,281
(cost $49,108,781)		45,961,398	Grupo Aval 144A 4.375% 2/4/30 #	1,210,000	975,562
			ICICI Bank 144A 4.00% 3/18/26 #	1,180,000	1,141,452
Corporate Bonds - 37.51%			Itau Unibanco Holding 144A 3.25%
Banking - 7.08%
			1/24/25 #	1,330,000	1,246,476
Akbank T. A. S. 144A 7.20% 3/16/27 #µ	1,235,000	1,053,858
			JPMorgan Chase & Co.
Banco de Credito del Peru 144A 2.70%
			3.702% 5/6/30 µ	230,000	247,510
1/11/25 #	1,125,000	1,033,594	4.023% 12/5/24 µ	8,915,000	9,459,824
Banco del Estado de Chile 144A 2.704%			4.60%µy	2,405,000	2,107,862
1/9/25 #	530,000	495,688	5.00%µy	4,525,000	4,245,332
Banco General 144A 4.125% 8/7/27 #	976,000	906,267

NQ-VIP-866 [3/20] 5/20 (1179353)				Diversified Income Series-3

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Banking (continued)			Basic Industry (continued)
Morgan Stanley			First Quantum Minerals 144A 7.50%
2.954% (LIBOR03M + 1.22%)			4/1/25 #	685,000$	574,335
5/8/24 •	3,945,000$	3,784,718	Freeport-McMoRan
3.622% 4/1/31 µ	1,835,000	1,913,762	4.125% 3/1/28	2,445,000	2,149,497
5.00% 11/24/25	6,125,000	6,782,280	4.25% 3/1/30	2,451,000	2,138,620
PNC Bank			5.45% 3/15/43	1,105,000	997,594
2.70% 11/1/22	490,000	496,839	Georgia-Pacific 8.00% 1/15/24	5,305,000	6,443,520
4.05% 7/26/28	4,705,000	5,118,090	Gold Fields Orogen Holdings BVI 144A
PNC Financial Services Group 2.60%			6.125% 5/15/29 #	1,755,000	1,668,215
7/23/26	5,655,000	5,724,486	Hudbay Minerals 144A 7.625%
Popular 6.125% 9/14/23	680,000	634,947	1/15/25 #	395,000	346,121
Royal Bank of Scotland Group 8.625%			Inversiones 144A 3.85% 1/13/30 #	695,000	629,149
µy	6,095,000	5,975,081	Israel Chemicals 144A 6.375%
Shinhan Financial Group 144A 3.34%			5/31/38 #	765,000	955,187
2/5/30 #µ	890,000	923,326	Joseph T Ryerson & Son 144A 11.00%
Truist Bank			5/15/22 #	440,000	412,491
2.25% 3/11/30	4,195,000	3,851,450	Klabin Austria 144A 7.00% 4/3/49 #	1,010,000	933,240
2.636% 9/17/29 µ	10,165,000	9,749,658	Methanex 5.25% 12/15/29	6,180,000	4,656,447
Turkiye Garanti Bankasi			Minera Mexico 144A 4.50% 1/26/50 #	1,445,000	1,228,691
144A 5.25% 9/13/22 #	595,000	556,694	Newmont
144A 5.875% 3/16/23 #	585,000	545,023	2.25% 10/1/30	4,215,000	3,908,545
UBS Group			2.80% 10/1/29	7,585,000	7,271,820
144A 4.125% 9/24/25 #	5,765,000	6,001,134	Novolipetsk Steel Via Steel Funding DAC
6.875%µy	5,110,000	5,007,800	144A 4.00% 9/21/24 #	1,865,000	1,856,356
7.125%µy	785,000	770,099	OCP 144A 4.50% 10/22/25 #	990,000	939,340
US Bancorp			Olin
3.00% 7/30/29	2,380,000	2,379,479	5.00% 2/1/30	3,705,000	3,202,787
3.10% 4/27/26	195,000	197,936	5.625% 8/1/29	1,415,000	1,310,007
3.375% 2/5/24	4,245,000	4,516,930	Orbia Advance 144A 5.50% 1/15/48 #	370,000	324,607
3.60% 9/11/24	2,640,000	2,715,218	Petkim Petrokimya Holding 144A
3.95% 11/17/25	4,130,000	4,490,863	5.875% 1/26/23 #	1,285,000	1,072,358
US Bank 3.40% 7/24/23	2,360,000	2,486,996	Phosagro OAO Via Phosagro Bond
USB Capital IX 3.50% (LIBOR03M +			Funding DAC 144A 3.95% 11/3/21 #	407,000	404,770
1.02%) y•	2,690,000	2,008,744	Sasol Financing USA
Woori Bank 144A 4.75% 4/30/24 #	1,250,000	1,331,683	5.875% 3/27/24	5,525,000	2,323,051
		174,193,454	6.50% 9/27/28	595,000	244,464
Basic Industry - 2.56%			Sociedad Quimica y Minera de Chile
BHP Billiton Finance USA 144A 6.25%			144A 3.625% 4/3/23 #	665,000	637,565
10/19/75 #µ	6,170,000	6,065,696	Steel Dynamics 5.50% 10/1/24	595,000	578,369
Bioceanico Sovereign Certificate 144A			Syngenta Finance
2.884% 6/5/34 #^	1,445,000	823,650	144A 3.933% 4/23/21 #	1,615,000	1,522,317
Chemours 7.00% 5/15/25	3,041,000	2,550,654	144A 4.441% 4/24/23 #	960,000	905,430
Corp Nacional del Cobre de Chile			Vedanta Resources Finance II 144A
144A 3.15% 1/14/30 #	525,000	489,402	9.25% 4/23/26 #	1,345,000	571,625
144A 4.25% 7/17/42 #	200,000	192,503			62,922,808
CSN Resources 144A 7.625%			Brokerage - 0.15%
2/13/23 #	860,000	603,079	Jefferies Group
Cydsa 144A 6.25% 10/4/27 #	895,000	669,946	4.15% 1/23/30	2,135,000	2,048,882
Equate Petrochemical 144A 3.00%			6.45% 6/8/27	893,000	914,517
3/3/22 #	1,370,000	1,321,360	6.50% 1/20/43	750,000	624,568
					3,587,967

NQ-VIP-866 [3/20] 5/20 (1179353)				Diversified Income Series-4

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Capital Goods - 2.32%			Communications (continued)
Ardagh Packaging Finance 144A 6.00%			C&W Senior Financing 144A 7.50%
2/15/25 #	445,000$	449,583	10/15/26 #	570,000	$526,129
Ashtead Capital 144A 5.25% 8/1/26 #	885,000	845,175	Cablevision Systems 5.875% 9/15/22	1,118,000	1,135,150
BMC East 144A 5.50% 10/1/24 #	645,000	628,066	Charter Communications Operating
Boise Cascade 144A 5.625% 9/1/24 #	265,000	253,405	4.464% 7/23/22	5,555,000	5,744,804
Bombardier 144A 6.00% 10/15/22 #	685,000	518,887	4.80% 3/1/50	1,635,000	1,711,739
Carrier Global			4.908% 7/23/25	760,000	820,205
144A 2.242% 2/15/25 #	1,290,000	1,264,107	5.05% 3/30/29	5,770,000	6,277,035
144A 2.493% 2/15/27 #	1,490,000	1,429,129	Clear Channel Worldwide Holdings 144A
144A 2.722% 2/15/30 #	928,000	859,311	9.25% 2/15/24 #	3,220,000	2,789,341
Cemex 144A 5.45% 11/19/29 #	910,000	741,877	Comcast
Covanta Holding 5.875% 7/1/25	600,000	557,247	3.20% 7/15/36	3,455,000	3,661,071
EnPro Industries 5.75% 10/15/26	240,000	235,622	3.70% 4/15/24	7,050,000	7,580,794
General Dynamics			Connect Finco 144A 6.75% 10/1/26 #	3,520,000	2,921,600
3.25% 4/1/25	2,920,000	3,078,254	Crown Castle International
4.25% 4/1/40	3,030,000	3,621,610	3.80% 2/15/28	5,075,000	5,095,311
4.25% 4/1/50	1,755,000	2,185,271	4.30% 2/15/29	2,155,000	2,239,439
Grupo Cementos de Chihuahua 144A			5.25% 1/15/23	2,190,000	2,325,649
5.25% 6/23/24 #	855,000	794,077	CSC Holdings 144A 7.75% 7/15/25 #	1,080,000	1,131,268
L3Harris Technologies			Digicel Group One 144A 8.25%
2.90% 12/15/29	4,525,000	4,302,361	12/30/22 #	754,000	373,230
144A 3.85% 6/15/23 #	1,425,000	1,484,415	Discovery Communications
Mauser Packaging Solutions Holding			4.125% 5/15/29	11,195,000	10,874,415
144A 5.50% 4/15/24 #	1,210,000	1,122,239	5.20% 9/20/47	2,760,000	2,833,274
Otis Worldwide			Front Range BidCo 144A 6.125%
144A 2.056% 4/5/25 #	1,680,000	1,648,060	3/1/28 #	1,465,000	1,399,991
144A 2.565% 2/15/30 #	4,405,000	4,294,114	Frontier Communications 144A 8.00%
144A 3.112% 2/15/40 #	1,725,000	1,653,107	4/1/27 #	2,074,000	2,057,055
144A 3.362% 2/15/50 #	1,035,000	1,020,605	Gray Television 144A 5.875% 7/15/26 # .	885,000	856,990
Roper Technologies			GTP Acquisition Partners I 144A 2.35%
2.35% 9/15/24	1,415,000	1,378,290	6/15/20 #	1,095,000	1,107,688
2.95% 9/15/29	5,240,000	5,238,778	IHS Netherlands Holdco 144A 7.125%
Standard Industries 144A 5.00%			3/18/25 #	1,275,000	1,128,375
2/15/27 #	1,135,000	1,040,758	Millicom International Cellular 144A
TransDigm 144A 6.25% 3/15/26 #	3,738,000	3,740,325	6.25% 3/25/29 #	1,165,000	1,049,141
United Rentals North America 5.50%			Ooredoo International Finance 144A
5/15/27	1,250,000	1,228,031	5.00% 10/19/25 #	605,000	640,054
Waste Management			Sable International Finance 144A 5.75%
2.95% 6/15/24	2,625,000	2,674,270	9/7/27 #	545,000	495,156
3.45% 6/15/29	7,541,000	8,088,514	Sirius XM Radio 144A 4.625%
4.15% 7/15/49	739,000	853,594
			7/15/24 #	3,160,000	3,226,945
		57,229,082	Sprint Spectrum 144A 4.738%
Communications - 5.68%			3/20/25 #	2,130,000	2,191,227
Altice Financing 144A 5.00% 1/15/28 #	950,000	847,875	Telefonica Celular del Paraguay 144A
Altice France Holding 144A 10.50%			5.875% 4/15/27 #	870,000	792,098
5/15/27 #	3,355,000	3,556,300	Terrier Media Buyer 144A 8.875%
AMC Networks 4.75% 8/1/25	750,000	734,066	12/15/27 #	2,175,000	1,843,312
AT&T			Time Warner Cable 7.30% 7/1/38	5,775,000	7,113,115
4.35% 3/1/29	3,550,000	3,825,370	Time Warner Entertainment 8.375%
4.50% 3/9/48	3,390,000	3,696,946
			3/15/23	2,495,000	2,742,508
4.90% 8/15/37	3,115,000	3,508,359
			T-Mobile USA 6.50% 1/15/26	1,110,000	1,171,660

NQ-VIP-866 [3/20] 5/20 (1179353)				Diversified Income Series-5

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Communications (continued)			Consumer Cyclical (continued)
T-Mobile USA Escrow			Wynn Macau 144A 5.50% 10/1/27 #	965,000$	862,693
†	1,845,000$	0			37,424,793
†	130,000	0	Consumer Non-Cyclical - 4.61%
Turk Telekomunikasyon 144A 6.875%			AbbVie
2/28/25 #	1,720,000	1,629,184	144A 2.95% 11/21/26 #	2,590,000	2,645,040
VEON Holdings 144A 4.00% 4/9/25 #	822,000	783,983	144A 4.05% 11/21/39 #	6,371,000	6,712,837
Verizon Communications			Alcon Finance 144A 3.00% 9/23/29 #	8,302,000	8,296,286
3.15% 3/22/30	955,000	1,029,146	Amgen
4.00% 3/22/50	650,000	774,969	2.20% 2/21/27	1,070,000	1,069,585
4.50% 8/10/33	12,400,000	14,957,697	2.45% 2/21/30	3,205,000	3,200,978
ViacomCBS			Anheuser-Busch InBev Worldwide
4.375% 3/15/43	5,775,000	5,148,486	3.65% 2/1/26	5,540,000	5,831,617
4.95% 1/15/31	1,585,000	1,572,201	4.15% 1/23/25	5,315,000	5,743,065
Vodafone Group			Bausch Health 144A 5.50% 11/1/25 #	2,669,000	2,713,185
4.25% 9/17/50	2,090,000	2,155,977	BRF 144A 4.875% 1/24/30 #	880,000	743,160
4.875% 6/19/49	8,605,000	9,622,679	Bristol-Myers Squibb 144A 2.90%
		139,699,007	7/26/24 #	7,560,000	8,027,988
Consumer Cyclical - 1.52%			Centene
Allison Transmission 144A 5.875%			144A 3.375% 2/15/30 #	1,980,000	1,848,825
6/1/29 #	335,000	330,634	144A 5.375% 8/15/26 #	1,645,000	1,696,406
Aramark Services 144A 5.00% 2/1/28 # .	2,365,000	2,214,042	Charles River Laboratories International
Boyd Gaming 144A 4.75% 12/1/27 #	1,300,000	1,079,715	144A 5.50% 4/1/26 #	795,000	816,439
El Puerto de Liverpool			Cigna
144A 3.875% 10/6/26 #	300,000	257,941	2.40% 3/15/30	1,360,000	1,294,932
144A 3.95% 10/2/24 #	900,000	882,679	2.721% (LIBOR03M + 0.89%)
Ford Motor Credit 3.087% 1/9/23	2,330,000	2,108,650	7/15/23 •	1,770,000	1,646,795
Future Retail 144A 5.60% 1/22/25 #	1,250,000	630,058	3.20% 3/15/40	1,295,000	1,198,896
General Motors 5.00% 10/1/28	2,289,000	2,011,075	4.125% 11/15/25	6,384,000	6,847,482
General Motors Financial 5.25% 3/1/26 .	2,986,000	2,640,775	Constellation Brands 3.15% 8/1/29	7,150,000	6,706,122
Home Depot			Cott Holdings 144A 5.50% 4/1/25 #	645,000	629,684
2.70% 4/15/30	1,535,000	1,566,386	CVS Health
3.35% 4/15/50	1,345,000	1,466,710	3.75% 4/1/30	1,535,000	1,591,486
Kia Motors 144A 3.00% 4/25/23 #	535,000	537,381	4.30% 3/25/28	12,090,000	12,865,017
Lowe’s			4.78% 3/25/38	2,055,000	2,265,124
4.05% 5/3/47	925,000	921,536	5.05% 3/25/48	65,000	74,103
4.55% 4/5/49	8,649,000	9,610,918	DP World Crescent 144A 3.908%
5.125% 4/15/50	3,635,000	4,396,543	5/31/23 #	400,000	382,614
MGM Resorts International 5.75%			Encompass Health 5.75% 9/15/25	610,000	590,934
6/15/25	117,000	105,589	Gilead Sciences 4.15% 3/1/47	8,220,000	10,099,299
Murphy Oil USA 5.625% 5/1/27	775,000	765,965	HCA
Prime Security Services Borrower 144A			5.875% 2/15/26	1,225,000	1,282,514
5.75% 4/15/26 #	185,000	182,340	7.58% 9/15/25	80,000	82,800
Resorts World Las Vegas 144A 4.625%			JBS Investments II
4/16/29 #	800,000	708,958	144A 5.75% 1/15/28 #	845,000	824,762
Scientific Games International 144A			144A 7.00% 1/15/26 #	815,000	816,663
8.25% 3/15/26 #	480,000	309,951	JBS USA 144A 5.75% 6/15/25 #	1,015,000	1,034,026
Shimao Property Holdings 5.60%			Kernel Holding
7/15/26	855,000	819,063	144A 6.50% 10/17/24 #	855,000	645,961
TJX			144A 8.75% 1/31/22 #	785,000	678,727
3.875% 4/15/30	1,870,000	1,938,916	MHP 144A 7.75% 5/10/24 #	965,000	820,843
4.50% 4/15/50	1,000,000	1,076,275

NQ-VIP-866 [3/20] 5/20 (1179353)				Diversified Income Series-6

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Consumer Non-Cyclical (continued)			Electric (continued)
New York and Presbyterian Hospital			Evergy Metro 3.65% 8/15/25	3,445,000$	3,590,355
4.063% 8/1/56	1,630,000$	1,956,781	Exelon
Post Holdings 144A 5.75% 3/1/27 #	720,000	742,808	3.497% 6/1/22	2,700,000	2,615,772
Rede D’or Finance 144A 4.50%			3.95% 6/15/25	1,045,000	1,051,652
1/22/30 #	1,245,000	1,086,574	FirstEnergy Transmission 144A 4.55%
Tenet Healthcare 5.125% 5/1/25	1,370,000	1,304,925	4/1/49 #	1,675,000	1,680,824
Teva Pharmaceutical Finance			Interstate Power & Light 4.10%
Netherlands III 6.75% 3/1/28	2,071,000	2,020,364	9/26/28	6,990,000	7,846,474
Thermo Fisher Scientific 4.133%			Israel Electric 144A 5.00% 11/12/24 #	1,110,000	1,165,506
3/25/25	1,420,000	1,523,231	Kallpa Generacion 144A 4.125%
Universal Health Services 144A 5.00%			8/16/27 #	1,694,000	1,536,547
6/1/26 #	485,000	487,931	Listrindo Capital 144A 4.95% 9/14/26 # .	1,190,000	1,045,707
Zimmer Biomet Holdings 3.05%			Louisville Gas & Electric 4.25% 4/1/49	5,265,000	6,015,731
1/15/26	2,756,000	2,712,042	MidAmerican Energy 3.15% 4/15/50	1,770,000	1,803,265
		113,558,851	Mong Duong Finance Holdings 144A
			5.125% 5/7/29 #	1,897,000	1,615,410
Electric - 4.88%
			National Rural Utilities Cooperative
Adani Electricity Mumbai 144A 3.949%
			Finance
2/12/30 #	980,000	814,728
			4.75% 4/30/43 µ	1,090,000	1,087,188
AEP Texas 3.45% 1/15/50	685,000	619,276
			5.25% 4/20/46 µ	129,000	123,100
AES Gener 144A 7.125% 3/26/79 #µ	1,115,000	878,761
			Nevada Power 3.125% 8/1/50	3,029,000	2,822,202
American Transmission Systems 144A
			NextEra Energy Capital Holdings
5.25% 1/15/22 #	3,930,000	4,183,074	2.90% 4/1/22	5,230,000	5,282,541
Berkshire Hathaway Energy 144A 4.25%			3.15% 4/1/24	2,530,000	2,593,879
10/15/50 #	1,645,000	1,884,861	NV Energy 6.25% 11/15/20	1,860,000	1,913,910
Calpine			Pennsylvania Electric 5.20% 4/1/20	20,000	20,000
144A 4.50% 2/15/28 #	896,000	871,808	Perusahaan Listrik Negara
144A 5.25% 6/1/26 #	649,000	621,072	144A 4.125% 5/15/27 #	475,000	461,775
CenterPoint Energy			144A 5.25% 5/15/47 #	528,000	517,601
3.85% 2/1/24	1,645,000	1,671,895	Saudi Electricity Global Sukuk Co. 4
4.25% 11/1/28	5,198,000	5,342,696	4.222% 1/27/24	1,135,000	1,142,905
Centrais Eletricas Brasileiras			Southern California Edison
144A 3.625% 2/4/25 #	226,000	201,255	3.65% 2/1/50	5,640,000	5,504,235
144A 4.625% 2/4/30 #	950,000	845,025	4.00% 4/1/47	1,745,000	1,825,356
CLP Power Hong Kong Financing			4.875% 3/1/49	4,680,000	5,429,855
2.875% 4/26/23	545,000	564,180	Southwestern Electric Power 4.10%
Colbun 144A 3.15% 3/6/30 #	665,000	583,537	9/15/28	8,995,000	9,668,241
ComEd Financing III 6.35% 3/15/33	2,055,000	2,382,773	State Grid Overseas Investment 2016
Comision Federal de Electricidad 144A
			144A 2.25% 5/4/20 #	779,000	779,403
4.875% 1/15/24 #	251,000	240,645	Vistra Operations 144A 5.50% 9/1/26 #	3,547,000	3,678,124
Duke Energy 4.875% µy	3,655,000	3,072,740	Xcel Energy
Duke Energy Indiana			2.60% 12/1/29	845,000	803,158
2.75% 4/1/50	4,280,000	3,952,306	3.40% 6/1/30	1,230,000	1,249,311
3.25% 10/1/49	2,480,000	2,518,099	3.50% 12/1/49	5,630,000	5,026,895
Emera 6.75% 6/15/76 µ	484,000	448,545
					120,169,060
Engie Energia Chile 144A 4.50%
1/29/25 #	710,000	702,740	Energy - 3.78%
Entergy Arkansas 4.20% 4/1/49	1,930,000	2,201,005	Abu Dhabi Crude Oil Pipeline 144A
Entergy Louisiana 4.95% 1/15/45	545,000	577,138	4.60% 11/2/47 #	780,000	777,107
Entergy Mississippi 3.85% 6/1/49	3,060,000	3,134,472	AES Andres 144A 7.95% 5/11/26 #	1,535,000	1,437,527
Entergy Texas 3.55% 9/30/49	1,380,000	1,418,720	Bayan Resources 144A 6.125%
Evergy 4.85% 6/1/21	535,000	540,787	1/24/23 #	565,000	418,428

NQ-VIP-866 [3/20] 5/20 (1179353)				Diversified Income Series-7

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Energy (continued)			Energy (continued)
Crestwood Midstream Partners 6.25%			Sabine Pass Liquefaction
4/1/23	1,030,000	$583,449	5.75% 5/15/24	5,868,000$	5,517,227
Energy Transfer Operating			Saudi Arabian Oil
5.25% 4/15/29	3,485,000	2,957,139	144A 2.875% 4/16/24 #	1,030,000	1,002,452
6.25% 4/15/49	7,245,000	6,153,799	144A 4.25% 4/16/39 #	1,280,000	1,274,410
Enterprise Products Operating 3.70%			Schlumberger Holdings 144A 4.30%
1/31/51	2,365,000	2,138,419	5/1/29 #	4,475,000	4,358,663
Gazprom via Gaz Finance 144A 3.25%			Sinopec Group Overseas Development
2/25/30 #	1,795,000	1,662,170	2018 144A 2.50% 8/8/24 #	1,880,000	1,884,880
Geopark			Southwestern Energy 7.75% 10/1/27	2,790,000	1,855,559
144A 5.50% 1/17/27 #	900,000	434,250	Targa Resources Partners 5.375%
144A 6.50% 9/21/24 #	330,000	190,161	2/1/27	855,000	708,410
Gran Tierra Energy 144A 7.75%			Tecpetrol 144A 4.875% 12/12/22 #	1,680,000	1,341,598
5/23/27 #	1,420,000	370,975	Tennessee Gas Pipeline 144A 2.90%
Greenko Solar Mauritius 144A 5.95%			3/1/30 #	5,428,000	4,619,335
7/29/26 #	1,185,000	983,258	Transcanada Trust 5.50% 9/15/79 µ	4,840,000	3,711,046
KazMunayGas National 144A 6.375%			Transocean Proteus 144A 6.25%
10/24/48 #	481,000	478,355	12/1/24 #	553,000	447,236
KazTransGas 144A 4.375% 9/26/27 #	2,325,000	2,087,757	Transportadora de Gas del Sur 144A
Marathon Oil 4.40% 7/15/27	5,815,000	3,890,083	6.75% 5/2/25 #	880,000	640,869
MPLX			Tullow Oil 144A 7.00% 3/1/25 #	815,000	209,838
4.00% 3/15/28	720,000	641,369	YPF 144A 8.50% 6/27/29 #	1,245,000	658,035
4.125% 3/1/27	3,915,000	3,346,382			93,106,937
5.50% 2/15/49	6,320,000	5,356,765	Finance Companies - 0.66%
Murphy Oil 5.875% 12/1/27	3,362,000	1,770,261	AerCap Ireland Capital 3.65% 7/21/27	5,100,000	3,960,908
Noble Energy			Air Lease 3.00% 2/1/30	3,525,000	2,564,012
3.25% 10/15/29	3,785,000	2,225,573	BOC Aviation 144A 2.375% 9/15/21 #	920,000	922,200
3.90% 11/15/24	2,320,000	1,917,322	China Overseas Finance Cayman V
4.20% 10/15/49	1,345,000	732,665	3.95% 11/15/22	870,000	881,648
4.95% 8/15/47	3,145,000	1,910,549	International Lease Finance 8.625%
5.05% 11/15/44	665,000	412,340
			1/15/22	6,210,000	6,027,679
NuStar Logistics 5.625% 4/28/27	420,000	325,227
			Mastercard
Occidental Petroleum 2.90% 8/15/24	4,645,000	2,536,198
			3.30% 3/26/27	990,000	1,077,439
Oil and Gas Holding 144A 7.625%
			3.85% 3/26/50	705,000	864,568
11/7/24 #	404,000	365,620
					16,298,454
ONEOK 7.50% 9/1/23	5,305,000	5,289,208
Pertamina Persero 144A 3.65%			Insurance - 0.54%
7/30/29 #	410,000	381,290	AIA Group
Petrobras Global Finance			3.125% 3/13/23	890,000	928,080
144A 5.093% 1/15/30 #	4,854,000	4,447,478	144A 3.20% 3/11/25 #	210,000	216,179
6.90% 3/19/49	223,000	218,590	144A 3.375% 4/7/30 #	705,000	713,609
7.25% 3/17/44	615,000	627,980	AssuredPartners 144A 7.00% 8/15/25 # .	569,000	516,350
Petroleos Mexicanos			HUB International 144A 7.00% 5/1/26 # .	130,000	129,685
6.50% 3/13/27	244,000	182,669	MetLife 144A 9.25% 4/8/38 #	2,655,000	3,322,374
6.75% 9/21/47	1,193,000	775,086	Prudential Financial
144A 6.84% 1/23/30 #	3,984,000	2,903,420	3.70% 3/13/51	3,275,000	3,082,750
Precision Drilling 144A 7.125%			5.375% 5/15/45 µ	2,755,000	2,642,348
1/15/26 #	420,000	142,188	USI 144A 6.875% 5/1/25 #	1,743,000	1,634,010
ReNew Power 144A 5.875% 3/5/27 #	925,000	661,369			13,185,385
Sabine Pass Liquefaction
5.625% 3/1/25	3,420,000	3,144,953

NQ-VIP-866 [3/20] 5/20 (1179353)				Diversified Income Series-8

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Corporate Bonds (continued)			Corporate Bonds (continued)
Natural Gas - 0.35%			Transportation (continued)
Brooklyn Union Gas 144A 3.865%			ASG Finance Designated Activity 144A
3/4/29 #	6,330,000$	6,710,524	7.875% 12/3/24 #	1,201,000	$750,871
NiSource 5.65% µy	2,080,000	1,852,219	FedEx 4.05% 2/15/48	9,855,000	8,721,691
		8,562,743	Latam Finance 144A 7.00% 3/1/26 #	1,110,000	511,738
Real Estate Investment Trusts - 0.54%			Lima Metro Line 2 Finance 144A 4.35%
American Tower Trust #1 144A 3.07%			4/5/36 #	1,100,000	1,048,086
3/15/23 #	3,070,000	3,062,996	Rutas 2 and 7 Finance 144A 3.314%
Arabian Centres Sukuk 144A 5.375%			9/30/36 #^	1,240,000	731,978
11/26/24 #	810,000	623,700	Union Pacific 3.25% 2/5/50	2,910,000	2,867,882
Corporate Office Properties					15,783,655
3.60% 5/15/23	1,750,000	1,715,728	Utilities - 0.14%
5.25% 2/15/24	1,755,000	1,841,684	Aegea Finance 144A 5.75% 10/10/24 #	855,000	794,086
CubeSmart			Empresas Publicas de Medellin 144A
3.00% 2/15/30	3,415,000	3,191,252	4.25% 7/18/29 #	1,545,000	1,330,311
3.125% 9/1/26	1,825,000	1,815,493	Infraestructura Energetica Nova
Kaisa Group Holdings 144A 11.95%			144A 3.75% 1/14/28 #	290,000	254,777
10/22/22 #	1,025,000	889,639	144A 4.875% 1/14/48 #	1,280,000	998,010
MGM Growth Properties Operating					3,377,184
Partnership 5.75% 2/1/27	265,000	231,544	Total Corporate Bonds
		13,372,036	(cost $973,234,076)		923,294,786
Technology - 2.06%
Baidu 3.875% 9/29/23	1,415,000	1,469,371	Loan Agreements - 3.64%
Broadcom 144A 3.125% 4/15/21 #	6,425,000	6,348,164	Acrisure Tranche B 5.207% (LIBOR03M
CDK Global			+ 3.50%) 2/15/27 •	1,330,626	1,131,032
5.00% 10/15/24	1,870,000	1,883,801	American Airlines Tranche B 2.705%
5.875% 6/15/26	1,268,000	1,346,679	(LIBOR01M + 2.00%) 12/14/23 •	1,462,708	1,222,824
CommScope Technologies 144A 5.00%			Applied Systems 2nd Lien 8.45%
3/15/27 #	374,000	327,278	(LIBOR03M + 7.00%) 9/19/25 •	1,609,023	1,488,346
Equinix 5.375% 5/15/27	850,000	852,831	Aramark Services Tranche B-3 2.739%
Global Payments			(LIBOR01M + 1.75%) 3/11/25 •	979,296	918,905
2.65% 2/15/25	4,950,000	4,916,548	AssuredPartners 4.489% (LIBOR01M +
3.20% 8/15/29	3,600,000	3,538,160	3.50%) 2/12/27 •	309,690	276,398
Infor US 6.50% 5/15/22	170,000	166,542	AthenaHealth Tranche B 1st Lien
International Business Machines 3.00%			5.284% (LIBOR03M + 4.50%)
5/15/24	9,490,000	9,942,357	2/11/26 •	950,400	893,376
Iron Mountain US Holdings 144A 5.375%			Ball Metalpack Finco 2nd Lien 10.363%
6/1/26 #	682,000	694,646	(LIBOR03M + 8.75%) 7/24/26 •	213,000	154,425
NXP			Bausch Health 3.612% (LIBOR01M +
144A 4.125% 6/1/21 #	4,875,000	4,922,335	3.00%) 6/2/25 •	708,539	679,016
144A 4.30% 6/18/29 #	3,390,000	3,490,110	Berry Global Tranche W 2.863%
144A 4.875% 3/1/24 #	6,435,000	6,882,557	(LIBOR03M + 2.00%) 10/1/22 •	2,175,000	2,099,963
Oracle 2.95% 4/1/30	2,665,000	2,686,649	Berry Global Tranche Y 2.863%
Tencent Holdings 144A 3.28%
			(LIBOR03M + 2.00%) 7/1/26 •	1,547,308	1,465,300
4/11/24 #	1,305,000	1,355,342	Blue Ribbon 1st Lien 5.655%
		50,823,370	(LIBOR03M + 4.00%) 11/15/21 •	629,896	498,668
Transportation - 0.64%			Boxer Parent 5.239% (LIBOR01M +
Aeropuertos Argentina 2000 144A			4.25%) 10/2/25 •	1,017,962	872,393
6.875% 2/1/27 #	1,308,125	762,422	Buckeye Partners 4.265% (LIBOR01M +
Aerovias de Mexico 144A 7.00%			2.75%) 11/1/26 •	1,055,428	981,548
2/5/25 #	1,265,000	388,987

NQ-VIP-866 [3/20] 5/20 (1179353)				Diversified Income Series-9

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Loan Agreements (continued)			Loan Agreements (continued)
BWay Holding 5.084% (LIBOR03M +			Gentiva Health Services Tranche B
3.25%) 4/3/24 •	484,852	$402,427	4.25% (LIBOR01M + 3.25%) 7/2/25 •	1,964,271	$1,856,236
Calpine			Granite Generation 4.75% (LIBOR01M +
0.00% 1/15/24 X	716,417	691,939	3.75%) 11/9/26 •	559,777	484,207
3.24% (LIBOR01M + 2.25%) 4/5/26 •	595,500	574,658	Granite US Holdings Tranche B 6.322%
Change Healthcare Holdings 3.489%			(LIBOR03M + 5.25%) 9/30/26 •	278,264	201,741
(LIBOR01M + 2.50%) 3/1/24 •	530,370	489,708	Gray Television Tranche B-2 3.765%
Charter Communications Operating			(LIBOR01M + 2.25%) 2/7/24 •	1,592,396	1,508,795
Tranche B2 2.74% (LIBOR01M +			GVC Holdings Tranche B3 3.308%
1.75%) 2/1/27 •	1,161,335	1,122,624	(LIBOR06M + 2.25%) 3/29/24 •	1,421,980	1,182,614
Chemours Tranche B-2 2.74%			HCA Tranche B-12 2.739% (LIBOR01M
(LIBOR01M + 1.75%) 4/3/25 •	2,851,296	2,587,551	+ 1.75%) 3/13/25 •	3,020,165	2,899,359
Chesapeake Energy Tranche A			Hilton Worldwide Finance Tranche B-2
6/24/24 X	392,667	159,423	2.697% (LIBOR01M + 1.75%)
CityCenter Holdings 3.239% (LIBOR01M			6/22/26 •	188,754	176,957
+ 2.25%) 4/18/24 •	1,364,958	1,209,694	HUB International 4.551% (LIBOR03M +
Connect US Finco 5.49% (LIBOR01M +			2.75%) 4/25/25 •	1,965,000	1,856,925
4.50%) 12/12/26 •	1,309,000	1,070,108	Ineos US Finance 2.989% (LIBOR01M +
Core & Main 4.331% (LIBOR01M +			2.00%) 4/1/24 •	723,536	653,353
2.75%) 8/1/24 •	1,479,724	1,309,556	Informatica 4.243% (LIBOR01M +
CPI Holdco 1st Lien 5.70% (LIBOR03M			3.25%) 2/25/27 •	1,525,000	1,372,500
+ 4.25%) 11/4/26 •	312,000	274,560	Invictus 1st Lien 4.779% (LIBOR06M +
CSC Holdings			3.00%) 3/28/25 •	599,762	474,812
2.862% (LIBOR01M + 2.25%)			IQVIA Tranche B-3 3.20% (LIBOR03M +
7/17/25 •	787,725	764,093	1.75%) 6/11/25 •	1,459,013	1,386,062
3.112% (LIBOR01M + 2.50%)			Iron Mountain Information Management
4/15/27 •	790,000	764,983	Tranche B 2.739% (LIBOR01M +
Cushman & Wakefield 3.739%			1.75%) 1/2/26 •	1,939,369	1,871,491
(LIBOR01M + 2.75%) 8/21/25 •	715,938	644,344	JBS USA LUX 3.072% (LIBOR03M +
Datto 5.239% (LIBOR01M + 4.25%)			2.00%) 5/1/26 •	386,100	364,589
4/2/26 •	818,813	709,808	Kronos 4.763% (LIBOR03M + 3.00%)
DaVita Tranche B-1 2.739% (LIBOR01M			11/1/23 •	1,810,527	1,677,001
+ 1.75%) 8/12/26 •	1,632,805	1,560,689	Merrill Communications Tranche B 1st
Delek US Holdings 3.239% (LIBOR01M			Lien 6.908% (LIBOR03M + 5.00%)
+ 2.25%) 3/31/25 •	350,593	260,023	10/5/26 •	425,933	351,394
Edgewater Generation 4.739%			Microchip Technology 2.99%
(LIBOR01M + 3.75%) 12/15/25 •	528,313	434,977	(LIBOR01M + 2.00%) 5/29/25 •	1,365,368	1,294,823
Ensemble RCM 5.513% (LIBOR03M +			NFP 4.239% (LIBOR01M + 3.25%)
3.75%) 8/1/26 •	784,060	730,483	2/15/27 •	1,214,774	1,062,927
ESH Hospitality 2.989% (LIBOR01M +			Numericable US Tranche B-11 3.739%
2.00%) 9/18/26 •	847,217	740,256	(LIBOR01M + 2.75%) 7/31/25 •	867,353	797,964
ExamWorks Group Tranche B-1 4.853%			Numericable US Tranche B-13 4.705%
(LIBOR01M + 3.25%) 7/27/23 •	1,976,087	1,793,299	(LIBOR01M + 4.00%) 8/14/26 •	350,563	331,866
Frontier Communications Tranche B-1			ON Semiconductor Tranche B-4 2.989%
6/17/24 X	1,454,000	1,378,876	(LIBOR01M + 2.00%) 9/16/26 •	1,699,892	1,603,210
Garda World Security Tranche B 1st Lien			Panda Patriot Tranche B-1 12/19/20 X	1,249,702	1,060,163
6.39% (LIBOR03M + 4.75%)			Penn National Gaming Tranche B-1
10/23/26 •	551,026	526,230	3.239% (LIBOR01M + 2.25%)
Gardner Denver Tranche B-1 2.739%			10/15/25 •	1,407,188	1,089,007
(LIBOR01M + 1.75%) 3/1/27 •	1,498,735	1,416,304	Perstorp Holding Tranche B 5.822%
			(LIBOR06M + 4.75%) 4/13/26 •	1,072,893	732,249

NQ-VIP-866 [3/20] 5/20 (1179353)				Diversified Income Series-10

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Loan Agreements (continued)			Loan Agreements (continued)
PQ Tranche B 4.027% (LIBOR03M +			Ultimate Software Group 1st Lien
2.25%) 2/8/27 •	2,172,180	$1,960,393	4.739% (LIBOR01M + 3.75%)
Pregis Topco 1st Lien 4.989%			5/4/26 •	2,758,356	$2,606,647
(LIBOR01M + 4.00%) 7/24/26 •	569,573	501,224	United Rentals (North America) 2.739%
Prestige Brands Tranche B-4 2.989%			(LIBOR01M + 1.75%) 10/31/25 •	123,125	114,660
(LIBOR01M + 2.00%) 1/26/24 •	1,033,231	969,515	US Foods Tranche B 3.072%
Prime Security Services Borrower			(LIBOR06M + 2.00%) 9/13/26 •	1,646,725	1,534,199
Tranche B-1 4.606% (LIBOR01M +			USI 4.989% (LIBOR01M + 4.00%)
3.25%) 9/23/26 •	920,893	838,013	12/2/26 •	346,203	316,776
Radiate Holdco 3.989% (LIBOR01M +			USI Tranche B 3.989% (LIBOR03M +
3.00%) 2/1/24 •	435,998	401,118	3.00%) 5/16/24 •	2,869,846	2,618,734
Russell Investments US Institutional			USIC Holdings Tranche B 4.25%
Holdco 3.822% (LIBOR06M + 2.75%)			(LIBOR01M + 3.25%) 12/8/23 •	402,284	339,930
6/1/23 •	447,494	415,051	Vistra Operations 2.55% (LIBOR01M +
Scientific Games International Tranche			1.75%) 12/31/25 •	1,997,610	1,797,849
B-5 4.369% (LIBOR02M + 2.75%)			Zekelman Industries 3.209% (LIBOR01M
8/14/24 •	1,145,724	930,901	+ 2.25%) 1/24/27 •	560,000	523,600
Sinclair Television Group Tranche B			Zelis Cost Management 5.739%
3.24% (LIBOR01M + 2.25%) 1/3/24 •	1,198,316	1,150,383	(LIBOR01M + 4.75%) 9/30/26 •	454,062	420,007
Solenis International 1st Lien 5.613%			Total Loan Agreements
(LIBOR03M + 4.00%) 6/26/25 •	1,200,000	964,000	(cost $97,385,750)		89,532,257
Sprint Communications
3.50% (LIBOR01M + 2.50%) 2/2/24 •	2,176,088	2,167,928	Municipal Bonds - 0.08%
4.00% (LIBOR01M + 3.00%) 2/2/24 •	750,500	744,558	South Carolina Public Service Authority
SS&C Technologies Tranche B-3			Series D 4.77% 12/1/45	340,000	414,572
2.739% (LIBOR01M + 1.75%)			State of California Various Purposes
			(Taxable Build America Bonds)
4/16/25 •	719,233	685,070
SS&C Technologies Tranche B-4			7.55% 4/1/39	925,000	1,504,624
2.739% (LIBOR01M + 1.75%)			Total Municipal Bonds
4/16/25 •	513,222	488,844	(cost $1,757,329)		1,919,196
Staples Tranche B-1 6.515% (LIBOR01M			Non-Agency Asset-Backed
+ 5.00%) 4/16/26 •	211,183	169,738	Securities - 2.41%
Stars Group Holdings 4.95% (LIBOR03M			American Express Credit Account Master
+ 3.50%) 7/10/25 •	228,053	218,646	Trust
Surf Holdings 1st Lien 4.814%			Series 2018-5 A 1.045% (LIBOR01M +
(LIBOR03M + 3.50%) 3/5/27 •	650,000	583,375	0.34%) 12/15/25 •	960,000	912,752
Tecta America Tranche AR 5.489%			Series 2018-6 A 3.06% 2/15/24	2,260,000	2,301,715
(LIBOR01M + 4.50%) 11/20/25 •	673,114	595,706	Barclays Dryrock Issuance Trust
Telenet Financing 2.705% (LIBOR01M +			Series 2017-1 A 1.035% (LIBOR01M +
2.00%) 4/30/28 •	1,480,000	1,374,550	0.33%) 3/15/23 •	540,000	539,044
Terrier Media Buyer 12/17/26 X	946,000	820,064	Chesapeake Funding II
Titan Acquisition 4.45% (LIBOR03M +			Series 2017-3A A2 144A 1.045%
3.00%) 3/28/25 •	140,312	119,616	(LIBOR01M + 0.34%) 8/15/29 #•	1,143,996	1,134,352
Transdigm Tranche F 3.239%			Citicorp Residential Mortgage Trust
(LIBOR01M + 2.25%) 12/9/25 •	1,772,231	1,657,036	Series 2006-3 A5 5.203% 11/25/36 •	1,586,220	1,515,755
Trident TPI Holdings Tranche B-1			CNH Equipment Trust
4.323% (LIBOR03M + 3.25%)			Series 2019-B A2 2.55% 9/15/22	3,721,480	3,725,037
10/17/24	651,685	547,416	Hardee’s Funding
UGI Energy Services 4.739% (LIBOR01M			Series 2018-1A A2I 144A
+ 3.75%) 8/7/26 •	425,038	367,658	4.25% 6/20/48 #	1,797,625	1,725,343

NQ-VIP-866 [3/20] 5/20 (1179353)				Diversified Income Series-11

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Asset-Backed			Non-Agency Asset-Backed
Securities (continued)			Securities (continued)
Hardee’s Funding			Toyota Auto Receivables Owner Trust
Series 2018-1A A2II 144A			Series 2019-B A2A 2.59% 2/15/22	3,527,829	$3,534,403
4.959% 6/20/48 #	1,231,250	$1,095,763	Trafigura Securitisation Finance
HOA Funding			Series 2017-1A A1 144A 1.555%
Series 2014-1A A2 144A			(LIBOR01M + 0.85%) 12/15/20 #•	1,800,000	1,786,412
4.846% 8/20/44 #	4,361,000	4,159,391	Series 2018-1A A1 144A 1.435%
Mercedes-Benz Auto Lease Trust			(LIBOR01M + 0.73%) 3/15/22 #•	3,340,000	3,326,376
Series 2019-B A2 2.01% 12/15/21	1,000,000	998,998	Vantage Data Centers Issuer
Series 2020-A A2 1.82% 3/15/22	1,150,000	1,151,029	Series 2018-1A A2 144A
Mercedes-Benz Master Owner Trust			4.072% 2/16/43 #	563,021	550,361
Series 2018-BA A 144A 1.045%			Verizon Owner Trust
(LIBOR01M + 0.34%) 5/15/23 #•	1,000,000	997,306	Series 2017-1A A 144A
Series 2019-AA A 144A 1.055%			2.06% 9/20/21 #	114,473	114,468
(LIBOR01M + 0.35%) 5/15/23 #•	5,675,000	5,557,840	Series 2019-B A1B 1.223%
Navistar Financial Dealer Note Master			(LIBOR01M + 0.45%) 12/20/23 •	2,000,000	1,965,580
Owner Trust II			Volvo Financial Equipment Master Owner
Series 2018-1 A 144A 1.577%			Trust
(LIBOR01M + 0.63%, Floor 0.63%)			Series 2017-A A 144A 1.205%
9/25/23 #•	950,000	921,478	(LIBOR01M + 0.50%) 11/15/22 #•	3,500,000	3,382,128
Nissan Master Owner Trust Receivables			Wendy’s Funding
Series 2019-B A 1.135% (LIBOR01M +			Series 2018-1A A2I 144A
0.43%) 11/15/23 •	1,250,000	1,188,250	3.573% 3/15/48 #	1,148,563	1,048,224
Penarth Master Issuer
Series 2018-2A A1 144A 1.062%			Total Non-Agency Asset-Backed
(LIBOR01M + 0.45%) 9/18/22 #•	3,865,000	3,841,022	Securities
PFS Financing			(cost $60,641,507)		59,296,612
Series 2018-E A 144A 1.155%
(LIBOR01M + 0.45%) 10/17/22 #•	5,500,000	5,301,955	Non-Agency Collateralized Mortgage
Taco Bell Funding			Obligations - 1.55%
Series 2016-1A A2II 144A			Chase Home Lending Mortgage Trust
4.377% 5/25/46 #	1,701,875	1,644,028	Series 2019-ATR2 A3 144A
Towd Point Mortgage Trust			3.50% 7/25/49 #•	961,655	974,199
Series 2015-5 A1B 144A			Citicorp Mortgage Securities Trust
2.75% 5/25/55 #•	473,911	470,021	Series 2006-3 1A9 5.75% 6/25/36	50,886	47,700
Series 2015-6 A1B 144A			Connecticut Avenue Securities Trust
2.75% 4/25/55 #•	601,508	596,991	Series 2018-R07 1M2 144A 3.347%
Series 2016-1 A1B 144A			(LIBOR01M + 2.40%) 4/25/31 #•	1,509,472	1,290,496
2.75% 2/25/55 #•	321,747	320,446	Series 2019-R01 2M2 144A 3.397%
Series 2016-2 A1 144A			(LIBOR01M + 2.45%) 7/25/31 #•	1,178,823	976,920
3.00% 8/25/55 #•	394,496	390,571	Flagstar Mortgage Trust
Series 2016-3 A1 144A			Series 2018-5 A7 144A
2.25% 4/25/56 #•	486,058	480,870	4.00% 9/25/48 #•	389,419	385,360
Series 2017-1 A1 144A			Galton Funding Mortgage Trust
2.75% 10/25/56 #•	493,874	494,073	Series 2018-1 A43 144A
Series 2017-2 A1 144A			3.50% 11/25/57 #•	518,531	513,396
2.75% 4/25/57 #•	268,214	262,743	Holmes Master Issuer
Series 2017-4 M1 144A			Series 2018-2A A2 144A 2.251%
3.25% 6/25/57 #•	1,505,000	1,354,305	(LIBOR03M + 0.42%) 10/15/54 #•	1,199,850	1,194,484
Series 2018-1 A1 144A
3.00% 1/25/58 #•	505,298	507,582

NQ-VIP-866 [3/20] 5/20 (1179353)				Diversified Income Series-12

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Collateralized Mortgage			Non-Agency Collateralized Mortgage
Obligations (continued)			Obligations (continued)
JPMorgan Mortgage Trust			Sequoia Mortgage Trust
Series 2014-2 B1 144A			Series 2020-3 A1 144A
3.399% 6/25/29 #•	533,691	$504,036	3.00% 4/25/50 #•	1,570,000	$1,589,531
Series 2014-2 B2 144A			Silverstone Master Issuer
3.399% 6/25/29 #•	199,487	187,934	Series 2018-1A 1A 144A 2.209%
Series 2014-IVR6 2A4 144A			(LIBOR03M + 0.39%) 1/21/70 #•	2,480,000	2,431,655
2.50% 7/25/44 #•	1,050,000	1,014,282	Washington Mutual Mortgage Pass
Series 2015-1 B2 144A			Through Certificates Trust
2.974% 12/25/44 #•	1,281,321	1,029,164	Series 2005-1 5A2 6.00% 3/25/35 ◆	4,559	356
Series 2015-4 B1 144A			Wells Fargo Mortgage-Backed Securities
3.622% 6/25/45 #•	1,019,793	952,235	Trust
Series 2015-4 B2 144A			Series 2006-AR5 2A1
3.622% 6/25/45 #•	731,590	680,615	4.138% 4/25/36 •	93,187	79,037
Series 2015-5 B2 144A			Series 2007-AR10 2A1
3.053% 5/25/45 #•	1,179,745	1,118,559	4.31% 1/25/38 •	481,007	372,964
Series 2015-6 B1 144A			Series 2020-1 A1 144A
3.598% 10/25/45 #•	699,153	665,083	3.00% 12/25/49 #•	1,494,994	1,483,727
Series 2015-6 B2 144A			Total Non-Agency Collateralized
3.598% 10/25/45 #•	677,304	640,669	Mortgage Obligations
Series 2016-4 B1 144A			(cost $40,186,179)		38,254,489
4.05% 10/25/46 #•	496,135	474,900
Series 2016-4 B2 144A			Non-Agency Commercial
4.05% 10/25/46 #•	851,167	801,055	Mortgage-Backed
Series 2017-1 B3 144A			Securities - 8.10%
3.529% 1/25/47 #•	1,675,340	1,515,784	BANK
Series 2017-2 A3 144A			Series 2017-BNK5 A5 3.39% 6/15/60 .	3,645,000	3,860,929
3.50% 5/25/47 #•	604,859	615,342	Series 2017-BNK5 B
Series 2020-1 A4 144A			3.896% 6/15/60 •	1,500,000	1,408,191
3.50% 6/25/50 #•	3,395,711	3,393,122	Series 2017-BNK7 A5
Series 2020-2 A3 144A			3.435% 9/15/60	2,645,000	2,803,804
3.50% 7/25/50 #•	1,290,971	1,302,612	Series 2019-BN20 A3
New Residential Mortgage Loan Trust			3.011% 9/15/62	1,850,000	1,926,966
Series 2018-RPL1 A1 144A			Series 2019-BN21 A5
3.50% 12/25/57 #•	762,388	761,845	2.851% 10/17/52	5,000,000	5,141,579
Permanent Master Issuer			Series 2020-BN25 A5
Series 2018-1A 1A1 144A 2.211%			2.649% 1/15/63	13,000,000	13,142,767
(LIBOR03M + 0.38%) 7/15/58 #•	750,000	748,088	Benchmark Mortgage Trust
Sequoia Mortgage Trust			Series 2018-B1 A5 3.666% 1/15/51 •	1,270,000	1,391,703
Series 2014-2 A4 144A			Series 2018-B3 A5 4.025% 4/10/51	1,075,000	1,188,456
3.50% 7/25/44 #•	428,496	432,920	Series 2019-B9 A5 4.016% 3/15/52	8,710,000	9,639,265
Series 2015-1 B2 144A			Series 2020-B17 A5 2.289% 3/15/53	1,400,000	1,371,409
			Cantor Commercial Real Estate Lending
3.875% 1/25/45 #•	775,078	735,812
			Series 2019-CF1 A5 3.786% 5/15/52	5,060,000	5,559,688
Series 2015-2 B2 144A
			Series 2019-CF2 A5
3.736% 5/25/45 #•	4,818,058	4,590,656
			2.874% 11/15/52	6,500,000	6,669,367
Series 2017-4 A1 144A
			Series 2019-CF3 A4 3.006% 1/15/53	1,500,000	1,498,695
3.50% 7/25/47 #•	619,170	628,658	CD Mortgage Trust
Series 2017-5 B1 144A			Series 2016-CD2 A3
3.842% 8/25/47 #•	3,493,933	3,295,563	3.248% 11/10/49	12,150,000	12,756,216
Series 2018-5 A4 144A			Series 2019-CD8 A4 2.912% 8/15/57 .	2,650,000	2,727,292
3.50% 5/25/48 #•	830,658	825,730

NQ-VIP-866 [3/20] 5/20 (1179353)				Diversified Income Series-13

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Non-Agency Commercial			Non-Agency Commercial
Mortgage-Backed			Mortgage-Backed
Securities (continued)			Securities (continued)
CFCRE Commercial Mortgage Trust			JPM-BB Commercial Mortgage
Series 2011-C2 C 144A			Securities Trust
5.744% 12/15/47 #•	880,000	$851,439	Series 2015-C31 A3 3.801% 8/15/48	3,395,000$	3,624,051
Series 2016-C7 A3 3.839% 12/10/54	5,695,000	6,000,489	Series 2015-C33 A4 3.77% 12/15/48	4,710,000	5,032,321
Citigroup Commercial Mortgage Trust			JPM-DB Commercial Mortgage
Series 2014-GC25 A4			Securities Trust
3.635% 10/10/47	1,935,000	2,002,043	Series 2016-C2 A4 3.144% 6/15/49	2,080,000	2,174,560
Series 2015-GC27 A5			Series 2017-C7 A5 3.409% 10/15/50	3,425,000	3,636,273
3.137% 2/10/48	2,780,000	2,820,045	JPMorgan Chase Commercial Mortgage
Series 2016-P3 A4 3.329% 4/15/49	3,100,000	3,177,362	Securities Trust
Series 2017-C4 A4 3.471% 10/12/50	1,560,000	1,615,593	Series 2013-LC11 B 3.499% 4/15/46	2,445,000	2,371,404
Series 2018-C5 A4 4.228% 6/10/51 •	725,000	806,196	Series 2015-JP1 A5 3.914% 1/15/49	1,590,000	1,711,381
Series 2019-C7 A4 3.102% 12/15/72	1,450,000	1,500,804	Series 2016-JP2 A4 2.822% 8/15/49	4,995,000	5,092,366
COMM Mortgage Trust			Series 2016-JP2 AS 3.056% 8/15/49	3,095,000	3,029,816
Series 2013-CR6 AM 144A			Series 2016-WIKI A 144A
3.147% 3/10/46 #	3,050,000	3,018,457	2.798% 10/5/31 #	1,610,000	1,378,952
Series 2013-WWP A2 144A			Series 2016-WIKI B 144A
3.424% 3/10/31 #	2,540,000	2,616,096	3.201% 10/5/31 #	1,490,000	1,258,753
Series 2014-CR19 A5			LB-UBS Commercial Mortgage Trust
3.796% 8/10/47	9,707,000	10,219,236	Series 2006-C6 AJ 5.452% 9/15/39 •	1,017,345	595,045
Series 2014-CR20 AM			Morgan Stanley Bank of America Merrill
3.938% 11/10/47	7,775,000	7,901,082	Lynch Trust
Series 2015-3BP A 144A			Series 2014-C17 A5 3.741% 8/15/47	1,640,000	1,699,960
3.178% 2/10/35 #	3,960,000	4,054,507	Series 2015-C26 A5
Series 2015-CR23 A4			3.531% 10/15/48	1,970,000	2,037,651
3.497% 5/10/48	1,910,000	2,011,104	Series 2016-C29 A4 3.325% 5/15/49	1,620,000	1,660,134
DB-JPM Mortgage Trust			Morgan Stanley Capital I Trust
Series 2016-C1 A4 3.276% 5/10/49	1,790,000	1,884,232	Series 2006-HQ10 B
Series 2016-C3 A5 2.89% 8/10/49	1,985,000	2,055,567	5.448% 11/12/41 •	1,604,590	1,581,997
DB-UBS Mortgage Trust			Series 2006-T21 B 144A
Series 2011-LC1A C 144A			5.576% 10/12/52 #•	667,750	659,914
5.689% 11/10/46 #•	1,265,000	1,241,332	Series 2019-L3 A4 3.127% 11/15/52	2,400,000	2,513,768
GS Mortgage Securities Corp II			UBS Commercial Mortgage Trust
Series 2018-GS10 C			Series 2012-C1 A3 3.40% 5/10/45	2,499,348	2,521,896
4.412% 7/10/51 •	1,100,000	865,873	Series 2018-C9 A4 4.117% 3/15/51 •	2,365,000	2,631,096
GS Mortgage Securities Trust			UBS-Barclays Commercial Mortgage
Series 2010-C1 C 144A			Trust
5.635% 8/10/43 #•	1,010,000	987,919	Series 2013-C5 B 144A
Series 2015-GC32 A4			3.649% 3/10/46 #•	1,000,000	976,215
3.764% 7/10/48	1,240,000	1,284,196	Wells Fargo Commercial Mortgage Trust
Series 2017-GS5 A4 3.674% 3/10/50 .	2,980,000	3,120,830	Series 2014-LC18 A5
Series 2017-GS6 A3 3.433% 5/10/50 .	4,410,000	4,484,615	3.405% 12/15/47	1,175,000	1,205,244
Series 2018-GS9 A4			Series 2015-NXS3 A4
3.992% 3/10/51 •	1,370,000	1,469,308	3.617% 9/15/57	1,250,000	1,298,240
Series 2018-GS9 C 4.363% 3/10/51 • .	400,000	315,046	Series 2016-BNK1 A3
Series 2019-GC39 A4			2.652% 8/15/49	2,575,000	2,533,949
3.567% 5/10/52	820,000	857,111	Series 2017-C38 A5 3.453% 7/15/50	2,240,000	2,337,818
Series 2019-GC42 A4 3.001% 9/1/52 .	3,750,000	3,888,475

NQ-VIP-866 [3/20] 5/20 (1179353)				Diversified Income Series-14

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value

	amount°	(US $)		amount°	(US $)

Non-Agency Commercial			Sovereign Bonds Δ (continued)

Mortgage-Backed			Ecuador - 0.02%

Securities (continued)			Ecuador Government International Bond
WF-RBS Commercial Mortgage Trust			144A 10.75% 1/31/29 #	1,659,000	$476,963

Series 2012-C10 A3					476,963

2.875% 12/15/45	3,605,000	$3,606,911	Egypt - 0.25%
Total Non-Agency Commercial			Egypt Government International Bond

Mortgage-Backed Securities			144A 5.577% 2/21/23 #	5,915,000	5,499,146

(cost $199,147,424)		199,304,999	144A 8.70% 3/1/49 #	879,000	733,851
					6,232,997

Sovereign Bonds - 1.49% Δ			El Salvador - 0.03%
Angola - 0.01%			El Salvador Government International
Angolan Government International Bond
			Bond 144A 7.125% 1/20/50 #	826,000	643,454
144A 8.00% 11/26/29 #	329,000	137,358
					643,454
		137,358
			Gabon - 0.01%
Argentina - 0.04%			Gabon Government International Bond
Argentine Republic Government
			144A 6.625% 2/6/31 #	275,000	170,180
International Bond
					170,180
5.625% 1/26/22	2,914,000	859,630
6.875% 1/11/48	328,000	86,513	Ghana - 0.02%

		946,143	Ghana Government International Bond
			144A 7.875% 3/26/27 #	752,000	560,484
Azerbaijan - 0.03%
Republic of Azerbaijan International					560,484

Bond 144A 4.75% 3/18/24 #	861,000	843,511	Guatemala - 0.01%

		843,511	Guatemala Government Bond 144A
			4.875% 2/13/28 #	387,000	378,696
Belarus - 0.01%
Republic of Belarus International Bond					378,696

144A 6.20% 2/28/30 #	200,000	182,954	Indonesia - 0.03%

		182,954	Indonesia Government International
			Bond
Brazil - 0.02%
			144A 3.375% 4/15/23 #	450,000	450,948
Brazilian Government International Bond
			144A 4.625% 4/15/43 #	230,000	245,612
4.75% 1/14/50	525,000	484,864
					696,560
		484,864
			Israel - 0.02%
Chile - 0.02%			Israel Government International Bond
Chile Government International Bond
			2.75% 7/3/30	460,000	460,000
3.50% 1/25/50	440,000	458,700
					460,000
		458,700
			Ivory Coast - 0.03%
Colombia - 0.05%			Ivory Coast Government International
Colombia Government International
			Bond 144A 6.125% 6/15/33 #	892,000	782,244
Bond
					782,244
4.00% 2/26/24	732,000	743,463
5.00% 6/15/45	442,000	457,470	Jordan - 0.01%

		1,200,933	Jordan Government International Bond
			144A 5.75% 1/31/27 #	244,000	216,366
Dominican Republic - 0.09%
Dominican Republic International Bond					216,366
144A 4.50% 1/30/30 #	544,000	475,728	Kenya - 0.06%
144A 6.00% 7/19/28 #	1,760,000	1,683,251	Kenya Government International Bond

		2,158,979	144A 8.00% 5/22/32 #	1,585,000	1,470,067
					1,470,067

NQ-VIP-866 [3/20] 5/20 (1179353)				Diversified Income Series-15

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Principal	Value
	amount°	(US $)		amount°	(US $)
Sovereign Bonds Δ (continued)			Sovereign Bonds Δ (continued)
Lebanon - 0.01%			Russia (continued)
Lebanon Government International Bond			Russian Foreign Bond - Eurobond
6.25% 5/27/22 ‡	1,082,000	$209,432	144A 5.25% 6/23/47 #	800,000	$971,840
		209,432			2,652,528
Mexico - 0.02%			Saudi Arabia - 0.03%
Mexico Government International Bond			Saudi Government International Bond
4.60% 2/10/48	378,000	381,217	144A 3.625% 3/4/28 #	730,000	744,600
		381,217			744,600
Mongolia - 0.03%			Senegal - 0.03%
Mongolia Government International Bond			Senegal Government International Bond
144A 5.625% 5/1/23 #	769,000	692,075	144A 6.75% 3/13/48 #	873,000	722,736
		692,075			722,736
Nigeria - 0.02%			South Africa - 0.01%
Nigeria Government International Bond			Republic of South Africa Government
144A 7.875% 2/16/32 #	852,000	602,790	International Bond 5.75% 9/30/49	413,000	301,482
		602,790			301,482
Panama - 0.01%			Sri Lanka - 0.03%
Panama Government International Bond			Sri Lanka Government International Bond
4.50% 5/15/47	218,000	240,959	144A 5.875% 7/25/22 #	409,000	282,210
		240,959	144A 6.20% 5/11/27 #	742,000	452,644
			144A 7.55% 3/28/30 #	200,000	114,007
Paraguay - 0.02%
Paraguay Government International					848,861
Bond 144A 5.40% 3/30/50 #	445,000	453,904	Turkey - 0.04%
		453,904	Turkey Government International Bond
			5.75% 5/11/47	220,000	162,847
Peru - 0.03%			7.625% 4/26/29	922,000	881,939
Peruvian Government International Bond
					1,044,786
2.844% 6/20/30	644,000	685,565
		685,565	Ukraine - 0.11%
			Ukraine Government International Bond
Philippines - 0.05%			144A 7.75% 9/1/26 #	1,720,000	1,588,850
Philippine Government International			144A 9.75% 11/1/28 #	1,220,000	1,190,854
Bond 5.50% 3/30/26	1,140,000	1,306,159			2,779,704
		1,306,159	Uruguay - 0.05%
Qatar - 0.05%			Uruguay Government International Bond
Qatar Government International Bond			4.375% 1/23/31	1,117,110	1,222,409
144A 4.00% 3/14/29 #	1,205,000	1,293,676	4.50% 8/14/24	120,000	127,801
		1,293,676			1,350,210
Republic of Vietnam - 0.01%			Uzbekistan - 0.04%
Vietnam Government International Bond			Republic of Uzbekistan Bond 144A
144A 4.80% 11/19/24 #	200,000	202,988	5.375% 2/20/29 #	1,094,000	1,088,814
		202,988			1,088,814
Romania - 0.03%			Total Sovereign Bonds
Romanian Government International			(cost $42,693,765)		36,813,089
Bond
144A 3.375% 1/28/50 #	478,000	473,623
144A 6.125% 1/22/44 #	204,000	235,527
		709,150
Russia - 0.11%
Russian Foreign Bond - Eurobond
144A 4.25% 6/23/27 #	1,600,000	1,680,688

NQ-VIP-866 [3/20] 5/20 (1179353)				Diversified Income Series-16

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value		Number of	Value
	amount°	(US $)		shares	(US $)
Supranational Banks - 0.06%			Preferred Stock - 0.01%
Banque Ouest Africaine de			USB Realty 144A 2.978% (LIBOR03M +
Developpement			1.147%) #•	300,000	$225,523
144A 4.70% 10/22/31 #	508,000	$463,423	Total Preferred Stock (cost $241,064)		225,523
144A 5.00% 7/27/27 #	1,182,000	1,109,035
Total Supranational Banks			Short-Term Investments - 1.62%
(cost $1,667,235)		1,572,458	Money Market Mutual Funds - 1.46%
			BlackRock FedFund - Institutional
US Treasury Obligations - 17.40%			Shares (seven-day effective yield
US Treasury Bonds			0.33%)	7,180,090	7,180,090
2.00% 2/15/50	4,120,000	4,787,488	Fidelity Investments Money Market
4.50% 2/15/36	13,135,000	20,190,958	Government Portfolio - Class I
US Treasury Inflation			(seven-day effective yield 0.30%)	7,180,090	7,180,090
Indexed Note			GS Financial Square Government
0.125% 1/15/30	129,254,190	133,362,547	Fund - Institutional Shares (seven-day
US Treasury Notes			effective yield 0.34%)	7,180,090	7,180,090
0.50% 3/31/25	65,085,000	65,503,223	Morgan Stanley Government
1.125% 2/28/25	62,550,000	64,895,625	Portfolio - Institutional Share Class
1.375% 1/31/25	73,150,000	76,653,197	(seven-day effective yield 0.22%)	7,180,090	7,180,090
1.625% 12/31/21	4,925,000	5,045,913	State Street Institutional US Government
1.75% 7/31/21	1,150,000	1,174,056
1.75% 12/31/24	10,605,000	11,294,739	Money Market Fund - Investor Class
US Treasury Strip Principal			(seven-day effective yield 0.24%)	7,180,090	7,180,090
2.26% 5/15/44 ^	63,485,000	45,517,285			35,900,450
Total US Treasury Obligations				Principal
(cost $413,349,676)		428,425,031		amount°
			US Treasury Obligation - 0.16% `
	Number of		US Treasury Bill 1.50% 7/15/20	3,885,000	3,900,252
	shares				3,900,252
Common Stock - 0.00%			Total Short-Term Investments
Adelphia Recovery Trust =†	1	0	(cost $39,785,254)		39,800,702
Century Communications =†	2,500,000	0

Total Common Stock (cost $75,684)		0

Total Value of Securities - 100.88%
(cost $2,524,347,443)					2,483,147,561
Liabilities Net of Receivables and Other Assets - (0.88%) ✤					(21,552,833)
Net Assets Applicable to 233,655,259 Shares Outstanding - 100.00%					$2,461,594,728

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2020, the aggregate value of Rule 144A securities was $489,942,749, which represents 19.90% of the Series’ net assets.
◆ PassThroughAgreement. Securityrepresentsthecontractualrighttoreceiveaproportionateamountofunderlyingpaymentsduetothecounterpartypursuanttovariousagreements
related to the rescheduling of obligations and the exchange of certain notes.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
` The rate shown is the effective yield at the time of purchase.
° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡ Non-income producing security. Security is currently in default.
Δ Securities have been classified by country of origin.
µ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date.
y No contractual maturity date.
† Non-income producing security.

NQ-VIP-866 [3/20] 5/20 (1179353)	Diversified Income Series-17

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i. e. LIBOR03M, LIBOR06M, etc. ) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
X This loan will settle after March 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
✤Of this amount, $430,000 represents cash collateral held at broker for certain open derivatives and $212,000 posted by counterparty for TBA transactions as of March 31, 2020.
^ Zero-coupon security. The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2020:

Foreign Currency Exchange Contracts

		Currency to					Settlement	Unrealized
	Counterparty	Receive (Deliver)		In Exchange For			Date	Appreciation
JPMCB	EUR		(462,000)	USD		524,901	6/19/20	$16,406
	Futures Contracts
								Variation
						Value/	Value/	Margin
		Notional	Notional	Expiration		Unrealized	Unrealized	Due from
	Contracts to Buy (Sell)	Amount	Cost (Proceeds)	Date		Appreciation	Depreciation	(Due to) Brokers
	US Treasury 10
(826)	yr Notes	$(114,555,875)	$(111,933,019)	6/19/20		$—	$(2,622,856)	$116,160
	US Treasury
634	Long Bond	113,525,625	103,972,645	6/19/20		9,552,980	—	(1,050,063)
	Total Futures Contracts		$(7,960,374)			$9,552,980	$(2,622,856)	$(933,903)

	Swap Contracts
	CDS Contracts[1]

								Variation
	Counterparty/							Margin
	Reference Obligation/		Annual			Upfront		Due from
	Termination Date/	Notional	Protection			Payments	Unrealized	(Due to)
	Payment Frequency	Amount[2]	Payments		Value	Paid (Received)	Depreciation[3]	Brokers
	Over-The-Counter/
	Protection Purchases
	Moody’s Ratings:
	JPMCB-Mexico
3.60%
12/31/21 WR
	6/20/25 - Quarterly	6,339,000	1.00%		$407,950	473,483	$(65,533)	$—

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) variation margin is reflected in the Series’ net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

2Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

NQ-VIP-866 [3/20] 5/20 (1179353)	Diversified Income Series-18

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(10,167).

Summary of abbreviations:
BB - Barclays Bank
CDS - Credit Default Swap
CLO - Collateralized Loan Obligation
DB - Deutsche Bank
EUR - European Monetary Unit
FREMF - Freddie Mac Multifamily
GNMA - Government National Mortgage Association
GS - Goldman Sachs
ICE - Intercontinental Exchange
JPM - JPMorgan
JPMCB - JPMorgan Chase Bank, National Association
LB - Lehman Brothers
LIBOR - London Interbank Offered Rate
LIBOR01M - ICE LIBOR USD 1 Month
LIBOR02M - ICE LIBOR USD 2 Month
LIBOR03M - ICE LIBOR USD 3 Month
LIBOR06M - ICE LIBOR USD 6 Month
RBS - Royal Bank of Scotland
REMIC - Real Estate Mortgage Investment Conduit
S.F. - Single Family
TBA - To be announced
USD - US Dollar
WF - Wells Fargo
yr-Year

NQ-VIP-866 [3/20] 5/20 (1179353)	Diversified Income Series-19